Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Jul. 30, 2018
Entity Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Amendment Flag	false
Document Creation Date	Jul. 30, 2018
Document Effective Date	Jul. 30, 2018
Prospectus Date	Jan. 17, 2018
InsightShares Patriotic Employers ETF | InsightShares Patriotic Employers ETF
Prospectus [Line Items]
Trading Symbol	HONR